UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      September 30, 2009
                                                   -----------------
Check here if Amendment [ ]; Amendment Number:
                                                   -----------------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
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                Boise ID 83702
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Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
                -----------------------
Title:          Chief Operating Officer
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Phone:          208-343-7556
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Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               10/12/2009
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  55
                                                 --------------------

Form 13F Information Table Value Total:                $113,376
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100     2741    55400 SH       SOLE                    55400
Advance Auto Parts             COM              00751Y106     2804    71375 SH       SOLE                    71375
Amdocs Ltd                     COM              G02602103     2313    86050 SH       SOLE                    86050
Ameren Corp                    COM              023608102     1194    47225 SH       SOLE                    47225
American Electric Power        COM              025537101     1318    42520 SH       SOLE                    42520
Anadarko Petroleum             COM              032511107     1010    16100 SH       SOLE                    16100
Black Box Corp                 COM              091826107      251    10000 SH       SOLE                    10000
CVS Caremark                   COM              126650100     2813    78700 SH       SOLE                    78700
Cardinal Health                COM              14149y108     1811    67575 SH       SOLE                    67575
CareFusion Corp                COM              14170t101      733    33612 SH       SOLE                    33612
ChevronTexaco Corp             COM              166764100     1289    18300 SH       SOLE                    18300
Cisco Systems Inc              COM              17275r102     4823   204900 SH       SOLE                   204900
ConAgra                        COM              205887102     1760    81200 SH       SOLE                    81200
Dover Corp.                    COM              260003108     1997    51525 SH       SOLE                    51525
ENSCO Intl                     COM              26874Q100     3835    90150 SH       SOLE                    90150
FirstEnergy Corp               COM              337932107     1251    27355 SH       SOLE                    27355
General Dynamics               COM              369550108     2183    33800 SH       SOLE                    33800
General Electric               COM              369604103      669    40730 SH       SOLE                    40730
Halliburton Co                 COM              406216101     4993   184100 SH       SOLE                   184100
Hewlett - Packard              COM              428236103     2771    58685 SH       SOLE                    58685
Int'l Business Mach.           COM              459200101     4455    37250 SH       SOLE                    37250
Johnson & Johnson              COM              478160104     3534    58035 SH       SOLE                    58035
KeyCorp                        COM              493267108      717   110257 SH       SOLE                   110257
L-3 Communications             COM              502424104     1510    18800 SH       SOLE                    18800
Lowe's Companies               COM              548661107      981    46840 SH       SOLE                    46840
Marathon Oil                   COM              565849106     3572   111975 SH       SOLE                   111975
Microsoft                      COM              594918104     4167   162030 SH       SOLE                   162030
Northern Trust                 COM              665859104     3330    57250 SH       SOLE                    57250
Pepco Holdings                 COM              713291102     1309    87950 SH       SOLE                    87950
Pepsico Inc.                   COM              713448108     3285    56005 SH       SOLE                    56005
Procter & Gamble               COM              742718109     2359    40720 SH       SOLE                    40720
Research In Motion             COM              760975102     4396    65000 SH       SOLE                    65000
Scana Corp                     COM              80589m102     1330    38110 SH       SOLE                    38110
Schwab                         COM              808513105      383    20000 SH       SOLE                    20000
Southwest Airlines             COM              844741108     2235   232800 SH       SOLE                   232800
Stryker Corp                   COM              863667101      491    10800 SH       SOLE                    10800
Supervalu                      COM              868536103     1613   107100 SH       SOLE                   107100
TJX Companies Inc              COM              872540109      371    10000 SH       SOLE                    10000
Tidewater Inc                  COM              886423102     3315    70400 SH       SOLE                    70400
US Natural Gas Fund            COM              912318102      117    10000 SH       SOLE                    10000
United Health Group            COM              91324P102     1444    57650 SH       SOLE                    57650
Verizon Comm.                  COM              92343v104     3409   112625 SH       SOLE                   112625
Waste Management               COM              94106L109     2772    92950 SH       SOLE                    92950
Wells Fargo                    COM              949746101     4451   157950 SH       SOLE                   157950
Zimmer Holdings                COM              98956P102     4443    83125 SH       SOLE                    83125
Bank of NY 6.875%              PRD              09656g201     1903    75500 SH       SOLE                    75500
Bear Stearns III 7.80%         PRD              07384t206      689    27500 SH       SOLE                    27500
CIT Group  6.35%               PRD              125581207       26    10000 SH       SOLE                    10000
FPC Capital I 7.10%            PRD              302552203      624    25000 SH       SOLE                    25000
Harris Pref 7.375%             PRD              414567206     1392    59500 SH       SOLE                    59500
Highwoods Prop 8.0%            PRD              431284306      774    31480 SH       SOLE                    31480
Key IX 6.75%                   PRD              49327Q204     2532   122021 SH       SOLE                   122021
MBNA Corp.  8.10%              PRD              55270b201      239    10400 SH       SOLE                    10400
Repsol 7.45%                   PRD              G7513k103     1778    71300 SH       SOLE                    71300
Ryl Bk Scotland 7.25%          PRD              780097879      873    72300 SH       SOLE                    72300